Equity - Non-controlling interest (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Non-controlling Interest
Net Profit	€ 74	€ 19	€ 7
Equity	471	82
EniPower Group
Non-controlling Interest
Net Profit	54	7
Equity	373	30
Others
Non-controlling Interest
Net Profit	20	12
Equity	€ 98	€ 52